Other net income (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Analysis of income and expense [abstract]
Share of result associates and joint ventures	€ 43	€ 38
Impairment of associates and joint ventures	(24)	(5)
Net result derecognition of financial assets measured at amortised cost	(5)	11
Net monetary gain or loss	(88)	(79)
Other	88	44
Other net income 15	€ 13	€ 10